FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ 425				$ 1,136
Derivative financial liabilities			$ (538)
Current derivative financial assets	(336)		(80)
Non-current derivative financial assets	(997)		(571)
Non-current derivative financial liabilities	(845)		(1,055)
Net mark-to-market liability	273		(54)
Net mark-to-market liability	152		(484)
Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Net mark-to-market liability	$ 425		$ (538)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	1.4282	1.4282
Fair value, assets	$ 5				72
Exchange rate, liabilities | $ / $	1.4421	1.4421	1.3526	1.3526
Derivative financial liabilities			$ (101)
Debt derivatives | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 666
Notional amount, liabilities short-term		$ 696		$ 3,354
Debt derivatives | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 952
Notional amount, liabilities short-term	$ 1,004		$ 4,537
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	1.2510	1.2510	1.1583	1.1583
Fair value, assets	$ 352				916
Exchange rate, liabilities | $ / $	1.3127	1.3127	1.3055	1.3055
Derivative financial liabilities			$ (470)
Current derivative financial assets	$ (224)		(98)
Non-current derivative financial assets	(133)		(473)
Debt derivatives | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 11,116		$ 4,557
Notional amount, liabilities		$ 6,550		$ 10,550
Debt derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	13,906		5,278
Fair value, assets	357
Notional amount, liabilities	$ 8,598		13,773
Derivative financial liabilities			$ (571)
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	1.3362	1.3362	1.3147	1.3147
Fair value, assets	$ 132				94
Exchange rate, liabilities | $ / $			1.3315	1.3315
Derivative financial liabilities			$ (15)
Current derivative financial assets	(105)
Current derivative financial liabilities			(4)
Non-current derivative financial assets	(27)
Non-current derivative financial liabilities			(11)
Expenditure derivatives | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 1,590		$ 600
Notional amount, liabilities				$ 1,050
Expenditure derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	2,125		789
Fair value, assets	$ 132
Notional amount, liabilities			1,398
Derivative financial liabilities			$ (15)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $			0	0
Fair value, assets			$ 48		$ 54
Exchange rate, liabilities | $ / $	0	0
Derivative financial liabilities	$ (54)
Current derivative financial liabilities	(54)
Non-current derivative financial liabilities	0
Equity derivatives | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets				$ 0
Notional amount, liabilities		$ 0
Equity derivatives | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets			324
Notional amount, liabilities	320
Derivative financial liabilities	$ (54)
Purchase Agreements
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, liabilities | $ / $	0	0
Derivative financial liabilities	$ (10)		0
Current derivative financial liabilities	(2)
Non-current derivative financial liabilities	(8)
Purchase Agreements | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities		$ 0
Purchase Agreements | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities	0
Derivative financial liabilities	(10)
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,333		651
Derivative financial liabilities	(908)		(1,189)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			0
Current derivative financial assets	(7)
Current derivative financial liabilities	(2)		(101)
Non-current derivative financial assets	0
Non-current derivative financial liabilities	0		0
Before Offset Amount | Debt derivatives | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	7
Derivative financial liabilities	(2)		(101)
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	(224)		(29)
Current derivative financial liabilities	(5)		(26)
Non-current derivative financial assets	(970)		(570)
Non-current derivative financial liabilities	(837)		(1,043)
Before Offset Amount | Debt derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,194		599
Derivative financial liabilities	(842)		(1,069)
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	0
Current derivative financial assets	(105)		(3)
Current derivative financial liabilities			(7)
Non-current derivative financial assets	(27)		(1)
Non-current derivative financial liabilities			(12)
Before Offset Amount | Expenditure derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	132		4
Derivative financial liabilities			(19)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Derivative financial liabilities			0
Current derivative financial assets			(48)
Current derivative financial liabilities	(54)
Non-current derivative financial assets			0
Non-current derivative financial liabilities	0
Before Offset Amount | Equity derivatives | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			$ 48
Derivative financial liabilities	(54)
Before Offset Amount | Purchase Agreements
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Current derivative financial liabilities	(2)
Non-current derivative financial liabilities	(8)
Before Offset Amount | Purchase Agreements | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ (10)